Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Fixed maturities, amortized cost	$ 20,209.9	$ 16,287.1
Nonredeemable preferred stocks, cost	698.6	734.2
Common equities, cost	1,499.0	1,437.5
Short Term Investments Amortized Cost	2,869.4	3,572.9
Premiums receivable, allowance for doubtful accounts	210.9	186.8
Reinsurance recoverables, paid losses and loss adjustment expenses	103.3	83.8
Property and equipment, accumulated depreciation	940.6	845.8
Finite-Lived Intangible Assets, Accumulated Amortization	$ 175.7	$ 109.5
Common Shares, par value (USD per share)	$ 1.00	$ 1.00
Common Shares, authorized (shares)	900,000,000.0	900,000,000.0
Common Shares, issued (shares)	797,500,000	797,500,000
Common Shares, treasury shares (shares)	215,800,000	217,600,000